Organization and Business Description - Schedule of Revenue (Details) - VIE [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Variable Interest Entity [Line Items]
Net revenue	$ 8,919,382	$ 9,881,505
Net (loss) income	$ (197,950)	$ 207,608